Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$219	$211	$619	$581
Selling, general, and administrative	49	22	136	95
	$268	$233	$755	$676

Schedule of Future Minimum Lease Payments
2021 (remaining three months)	$287
2022	1,074
2023	637
2024	315
2025	286
Thereafter	817
$3,416